Revenue and segment information (Tables)	12 Months Ended
Dec. 31, 2021
Revenue and segment information
Disclosure of disaggregation of revenue

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2021	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	178,213,816	15,437,421	—	—	193,651,237
-Sales of coal and raw materials	2,286,929	657,654	543,648	(446,930)	3,041,301
-Port service	—	—	615,183	(373,198)	241,985
-Transportation service	—	—	232,442	(172,791)	59,651
-Lease income	148,023	1,325,376	—	—	1,473,399
-Others	1,969,036	4,157,381	35,281	(24,188)	6,137,510

Total	182,617,804	21,577,832	1,426,554	(1,017,107)	204,605,083
Revenue:
-From contracts with customers within the scope of IFRS 15					203,131,684
-From other sources					1,473,399

5	Revenue and segment information (continued)
(a)	Disaggregation of revenue (continued)

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2020	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	150,752,779	10,700,000	—	—	161,452,779
-Sales of coal and raw materials	1,857,484	29,780	—	—	1,887,264
-Port service	—	—	510,765	(312,625)	198,140
-Transportation service	—	—	153,679	(102,155)	51,524
-Lease income	86,136	1,544,118	—	—	1,630,254
-Others	1,392,275	2,823,775	26,161	(15,834)	4,226,377

Total	154,088,674	15,097,673	690,605	(430,614)	169,446,338
Revenue:
-From contracts with customers within the scope of IFRS 15					167,816,084
-From other sources					1,630,254

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2019	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	152,806,163	12,129,652	—	—	164,935,815
-Sales of coal and raw materials	1,353,538	527,798	—	—	1,881,336
-Port service	—	—	505,485	(330,272)	175,213
-Transportation service	—	—	166,816	(118,297)	48,519
-Lease income	161,525	1,689,878	—	—	1,851,403
-Others	1,320,409	3,788,133	28,185	(19,612)	5,117,115

Total	155,641,635	18,135,461	700,486	(468,181)	174,009,401

Revenue:
-From contracts with
customers within the scope of IFRS 15					172,157,998
-From other sources					1,851,403

Note i: The overseas segment mainly consists of the operations in Singapore and Pakistan.

Revenue information under PRC GAAP

	PRC power	Overseas	All other
	segment	segment	segments	Total
For the year ended 31 December 2021
Total revenue	182,617,804	21,577,832	1,426,554	205,622,190
Intersegment revenue	—	—	(1,017,107)	(1,017,107)
External revenue	182,617,804	21,577,832	409,447	204,605,083
Segment results	(15,703,242)	954,815	590,003	(14,158,424)
Interest income	171,655	114,637	1,999	288,291
Interest expense	(7,941,183)	(707,069)	(137,743)	(8,785,995)
Impairment loss	(90,805)	1,711	—	(89,094)
Credit loss	(50,161)	(53,464)	—	(103,625)
Depreciation and amortization	(20,806,815)	(600,029)	(224,634)	(21,631,478)
Net gain on disposal of non-current assets	528,842	231	11,601	540,674
Share of profits less losses of associates and joint ventures	156,892	—	483,532	640,424
Income tax expense	1,667,483	(42,726)	(21,043)	1,603,714

5	Revenue and segment information (continued)
(b)	Segment information (continued)

(Under PRC GAAP)

	PRC power	Overseas	All other
	segment	segment	segments	Total
For the year ended 31 December 2020
Total revenue	154,174,151	15,005,045	690,605	169,869,801
Intersegment revenue	—	—	(430,614)	(430,614)
External revenue	154,174,151	15,005,045	259,991	169,439,187
Segment results	7,634,662	896,315	225,969	8,756,946
Interest income	144,124	145,955	2,680	292,759
Interest expense	(8,096,150)	(943,797)	(152,378)	(9,192,325)
Impairment loss	(6,114,200)	536	—	(6,113,664)
Credit loss	(49,116)	(70,900)	—	(120,016)
Depreciation and amortization	(20,237,935)	(809,284)	(218,951)	(21,266,170)
Net (loss)/income on disposal of non-current assets	(612,263)	20	(3)	(612,246)
Share of profits less losses of associates and joint ventures	1,316,377	—	298,815	1,615,192
Income tax expense	(3,087,995)	(6,063)	(16,350)	(3,110,408)

	PRC power	Overseas	All other
	segment	segment	segments	Total

For the year ended 31 December 2019 (Restated*)
Total revenue	155,739,959	17,610,861	700,486	174,051,306
Intersegment revenue	—	—	(468,181)	(468,181)

External revenue	155,739,959	17,610,861	232,305	173,583,125
Segment results	4,658,738	162,465	(204,137)	4,617,066

Interest income	163,389	100,177	1,404	264,970
Interest expense	(9,295,893)	(1,308,380)	(114,490)	(10,718,763)
Impairment loss	(5,445,635)	(6,119)	(485,325)	(5,937,079)
Credit loss	(6,570)	(67,987)	—	(74,557)
Depreciation and amortization	(20,012,936)	(752,285)	(167,553)	(20,932,774)
Net gain/(loss) on disposal of non-current assets	132,902	4,189	(3)	137,088
Share of profits less losses of associates and joint ventures	745,980	—	240,330	986,310
Income tax expense	(2,501,871)	89,006	(22,140)	(2,435,005)

Assets and liabilities information under PRC GAAP

	PRC power	Overseas	All other
	segment	segment	segments	Total
31 December2021
Segment assets	430,142,720	40,378,092	10,938,171	481,458,983
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	48,632,163	485,642	674,173	49,791,978
Investments in associates	13,962,007	—	4,995,904	18,957,911
Investments in joint ventures	1,367,492	—	1,151,581	2,519,073
Segment liabilities	(337,445,709)	(23,857,688)	(2,655,232)	(363,958,629)

	PRC power	Overseas	All other
	segment	segment	segments	Total

31 December 2020
Segment assets	382,917,976	39,922,997	9,883,826	432,724,799
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	38,156,544	432,151	186,313	38,775,008
Investments in associates	14,230,345	—	3,855,842	18,086,187
Investments in joint ventures	1,550,986	—	1,193,536	2,744,522
Segment liabilities	(265,407,038)	(23,933,317)	(4,501,554)	(293,841,909)

Reconciliation of external revenue to operating revenue

	For the year ended 31 December
	2021	2020	2019(Restated*)
External revenue (PRC GAAP)	204,605,083	169,439,187	173,583,125
Reconciling items:
Impact of restatement under PRC GAAP in relation to business combination under common control*	—	(85,477)	(98,324)
Impact of recognition of build-operate-transfer (BOT) related revenue under IFRSs	—	92,628	524,600
Operating revenue per IFRS consolidated statement of comprehensive income	204,605,083	169,446,338	174,009,401

Reconciliation of segment result to profit before income tax expense

	For the year ended 31 December
	2021	2020	2019 (Restated*)
Segment results (PRC GAAP)	(14,158,424)	8,756,946	4,617,066
Reconciling items:
Loss related to the headquarters	(309,414)	(132,234)	(155,395)
Share of profits of Huaneng Finance	188,956	188,643	200,810
Dividend income of other equity instrument investments	1,743	775	685
Impact of restatement under PRC GAAP in relation to business combination under common control*	—	(13,995)	149,645
Impact of IFRS adjustments**	(843,505)	(4,026,399)	(1,693,351)
(Loss)/profit before income tax expense per IFRS consolidated statement of comprehensive income	(15,120,644)	4,773,736	3,119,460

Reportable segments' assets reconciled to total assets

	As at 31 December
	2021	2020
Total segment assets (PRC GAAP)	481,458,983	432,724,799
Reconciling items:
Investment in Huaneng Finance	1,426,986	1,394,030
Deferred income tax assets	5,503,847	2,996,690
Prepaid income tax	695,156	133,090
Other equity instrument investments	729,070	664,946
Corporate assets	254,442	292,197
Impact of IFRS adjustments**	10,702,739	11,698,906
Total assets per IFRS consolidated statement of financial position	500,771,223	449,904,658

Reportable segments' liabilities reconciled to total liabilities

	As at 31 December
	2021	2020
Total segment liabilities (PRC GAAP)	(363,958,629)	(293,841,909)
Reconciling items:
Current income tax liabilities	(227,880)	(288,106)
Deferred income tax liabilities	(900,885)	(977,810)
Corporate liabilities	(1,089,086)	(1,622,574)
Impact of IFRS adjustments**	(1,036,730)	(1,558,061)
Total liabilities per IFRS consolidated statement of financial position	(367,213,210)	(298,288,460)

Other material items

				Impact of
				restatement under
				PRC GAAP in
				relation to
			Share of	business
			profits of	combination under	Impact of
	Reportable		Huaneng	common	IFRS
	segment total	Headquarters	Finance	control*	adjustments**	Total
For the year ended 31 December 2021
Total revenue	204,605,083	—	—	—	—	204,605,083
Interest expense	(8,785,995)	(12,205)	—	—	—	(8,798,200)
Depreciation and amortization	(21,631,478)	(50,986)	—	—	(657,674)	(22,340,138)
Impairment loss	(89,094)	—	—	—	(2,543)	(91,637)
Credit loss	(103,625)	—	—	—	—	(103,625)
Share of profits less losses of associates and joint ventures	640,424	—	188,956	—	(24,994)	804,386
Net gain on disposal of non-current assets	540,674	—	—	—	(19,796)	520,878
Income tax expense	1,603,714	—	—	—	326,041	1,929,755

For the year ended 31 December 2020
Total revenue	169,439,187	—	—	(85,477)	92,628	169,446,338
Interest expense	(9,192,325)	(37,293)	—	29,006	—	(9,200,612)
Depreciation and amortization	(21,266,170)	(36,434)	—	26,023	(997,912)	(22,274,493)
Impairment loss	(6,113,664)	—	—	—	(2,811,385)	(8,925,049)
Credit loss	(120,016)	—	—	—	(52,695)	(172,711)
Share of profits less losses of associates and joint ventures	1,615,192	—	188,643	—	(29,513)	1,774,322
Net loss on disposal of non-current assets	(612,246)	—	—	—	(14,411)	(626,657)
Income tax expense	(3,110,408)	—	—	176	947,059	(2,163,173)

For the year ended 31 December 2019(Restated*)
Total revenue	173,583,125	—	—	(98,324)	524,600	174,009,401
Interest expense	(10,718,763)	(79,554)	—	35,599	—	(10,762,718)
Depreciation and amortization	(20,932,774)	(14,147)	—	59,679	(1,079,563)	(21,966,805)
Impairment loss	(5,937,079)	—	—	125,259	(373,037)	(6,184,857)
Credit loss	(74,557)	—	—	—	—	(74,557)
Share of profits less losses of associates and joint ventures	986,310	—	200,810	—	(1,498)	1,185,622
Net gain/(loss) on disposal of non-current assets	137,088	—	—	—	(67,639)	69,449
Income tax expense	(2,435,005)	—	—	108	423,642	(2,011,255)
*

The Group completed the acquisitions of equity interests of certain companies in 2020. As the acquisitions were business combinations under common control, the transactions were accounted for using the pooling of interests method under PRC GAAP. The assets and liabilities acquired in business combinations were measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented were retrospectively restated as if the current structure and operations resulting from the acquisitions had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore, the relevant comparative figures in the segment information were restated under PRC GAAP as the acquisitions were accounted for using the acquisition method under IFRSs.

5	Revenue and segment information (continued)
(b)	Segment information (continued)
**

IFRS adjustments above primarily represented the reclassification adjustments and adjustments related to business combination and borrowing cost. Other than the reclassification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.

Countries that external revenue generated from

	For the year ended 31 December
	2021	2020	2019
PRC	183,027,251	154,348,665	155,873,940
Overseas	21,577,832	15,097,673	18,135,461
Total	204,605,083	169,446,338	174,009,401

Countries that non-current assets (excluding financial assets and deferred income tax assets) located

	As at 31 December
	2021	2020
PRC	371,244,403	346,766,179
Overseas	22,087,875	23,275,028
Total	393,332,278	370,041,207

Information on sales to major customers

	For the year ended 31 December
	2021		2020		2019
	Amount	Proportion	Amount	Proportion	Amount	Proportion
State Grid Shandong Electric Power Company	30,346,435	15%	27,265,600	16%	29,575,604	17%

Transaction price allocated to remaining performance obligations (unsatisfied or partially unsatisfied)

	As at 31 December
	2021	2020
Within 1 year	208,668	268,001
Over 1 year	2,685,875	2,355,763
Total (Note 25)	2,894,543	2,623,764